Stock Incentive Plans - Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Incentive Plans
Total stock-based compensation expense	$ 717,927	$ 992,165
Research and development expense
Stock Incentive Plans
Total stock-based compensation expense	181,489	472,145
Selling and marketing expense
Stock Incentive Plans
Total stock-based compensation expense	73,679	54,115
General and administrative expense
Stock Incentive Plans
Total stock-based compensation expense	462,759	$ 465,905
Stock options and RSUs
Stock Incentive Plans
Unrecognized stock-based compensation expense	$ 1,263,950
Expected weighted average period to be recognized		1 year 10 months 24 days
Non-employee stock options
Estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
Weighted-average volatility (as a percent)		76.63%
Weighted-average expected term (in years)		9 years 8 months 9 days
Risk-free interest rate (as a percent)		2.25%
Minimum | Employee stock options
Estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
Weighted-average volatility (as a percent)	66.25%	55.43%
Weighted-average expected term (in years)	5 years	5 years 1 month 24 days
Risk-free interest rate (as a percent)	1.10%	1.60%
Minimum | Non-employee stock options
Estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
Weighted-average volatility (as a percent)	78.30%
Weighted-average expected term (in years)	9 years 2 months 9 days
Risk-free interest rate (as a percent)	1.32%
Maximum | Employee stock options
Estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
Weighted-average volatility (as a percent)	72.08%	61.51%
Weighted-average expected term (in years)	5 years 9 months 26 days	5 years 9 months 26 days
Risk-free interest rate (as a percent)	2.15%	1.84%
Maximum | Non-employee stock options
Estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
Weighted-average volatility (as a percent)	80.04%
Weighted-average expected term (in years)	10 years
Risk-free interest rate (as a percent)	2.46%